Business Combination - Summary of Unaudited Pro Forma Information (Detail) - PSB Bancshares, Inc $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Business Acquisition [Line Items]
Net interest income-pro forma (unaudited)	$ 34,521
Net earnings-pro forma (unaudited)	$ 9,219
Diluted earnings per common share-pro forma (unaudited) | $ / shares	$ 1.71